Aristotle Strategic Income Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

CORPORATE BONDS - 65.2%	Par	Value
Communications - 5.8%
AT&T, Inc.
4.35%, 03/01/2029	$5,500,000	$5,430,811
2.75%, 06/01/2031	6,000,000	5,262,659
2.25%, 02/01/2032	2,475,000	2,047,721
5.40%, 02/15/2034	8,000,000	8,253,747
CCO Holdings LLC / CCO Holdings Capital Corp. (a)
6.38%, 09/01/2029	2,500,000	2,468,732
4.25%, 02/01/2031	750,000	656,441
4.25%, 01/15/2034	16,875,000	13,735,693
Charter Communications Operating LLC / Charter Communications Operating Capital
3.75%, 02/15/2028	1,500,000	1,417,119
4.20%, 03/15/2028	5,750,000	5,527,802
5.05%, 03/30/2029	1,500,000	1,485,245
2.80%, 04/01/2031	3,450,000	2,912,409
CSC Holdings LLC
5.25%, 06/01/2024	7,900,000	7,739,165
11.25%, 05/15/2028 (a)	1,600,000	1,649,704
5.75%, 01/15/2030 (a)	2,300,000	1,434,142
DISH Network Corp., 11.75%, 11/15/2027 (a)	19,850,000	20,736,739
Frontier Communications Holdings LLC (a)
5.00%, 05/01/2028	4,250,000	3,931,662
8.63%, 03/15/2031	3,400,000	3,469,384
Sprint Capital Corp., 8.75%, 03/15/2032	6,000,000	7,412,628
T-Mobile USA, Inc.
2.05%, 02/15/2028	3,000,000	2,708,465
2.40%, 03/15/2029	2,000,000	1,796,052
3.38%, 04/15/2029	2,050,000	1,906,988
3.88%, 04/15/2030	10,000,000	9,485,618
3.50%, 04/15/2031	1,125,000	1,029,797
2.70%, 03/15/2032	5,700,000	4,860,989
Verizon Communications, Inc.
1.68%, 10/30/2030	4,000,000	3,296,963
2.55%, 03/21/2031	12,719,000	10,970,467
		131,627,142

Consumer Discretionary - 5.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 07/15/2027 (a)	5,950,000	5,837,050
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/2028 (a)	650,000	594,744
American Airlines 2016-1 Class B Pass Through Trust, Series 2016-1, 5.25%, 01/15/2024	643,196	642,513
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	5,125,000	5,001,525
Churchill Downs, Inc., 5.75%, 04/01/2030 (a)	5,650,000	5,515,284
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)
4.63%, 01/15/2029	4,975,000	4,518,569
6.75%, 01/15/2030	7,500,000	6,593,606
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (a)	9,675,000	8,399,400
Ford Motor Co., 6.10%, 08/19/2032	5,175,000	5,219,137
Ford Motor Credit Co. LLC
4.13%, 08/17/2027	4,000,000	3,790,216
6.80%, 11/07/2028	6,000,000	6,281,933
2.90%, 02/10/2029	3,500,000	3,068,116
4.00%, 11/13/2030	400,000	359,212
General Motors Financial Co., Inc., 2.70%, 08/20/2027	6,500,000	6,000,103
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc (a)
5.00%, 06/01/2029	4,375,000	4,041,476
4.88%, 07/01/2031	11,975,000	10,614,662
Hyatt Hotels Corp., 5.75%, 04/23/2030	5,450,000	5,635,451
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (a)	10,000,000	8,621,415
Marriott International, Inc./MD, 2.85%, 04/15/2031	9,000,000	7,793,777
Masco Corp., 7.75%, 08/01/2029	4,110,000	4,574,904
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (a)	4,625,000	4,306,361
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 02/15/2028 (a)	6,000,000	5,661,145
STL Holding Co. LLC, 7.50%, 02/15/2026 (a)	4,020,000	3,927,902
Viking Cruises Ltd., 9.13%, 07/15/2031 (a)	9,700,000	10,342,982
		127,341,483

Consumer Staples - 2.4%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	3,000,000	2,848,231
5.45%, 01/23/2039	6,000,000	6,332,198
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 04/15/2025 (a)	9,500,000	9,460,623
Haleon US Capital LLC, 3.38%, 03/24/2029	8,000,000	7,571,432
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL, 6.75%, 03/15/2034 (a)	2,600,000	2,741,947
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.13%, 02/01/2028	700,000	696,553
5.50%, 01/15/2030	3,750,000	3,688,992
5.75%, 04/01/2033	13,000,000	12,893,875
Pilgrim's Pride Corp., 4.25%, 04/15/2031	3,000,000	2,713,386
Sysco Corp.
2.40%, 02/15/2030	4,000,000	3,530,581
2.45%, 12/14/2031	3,000,000	2,533,370
		55,011,188

Energy - 8.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029 (a)	11,950,000	11,502,515
Callon Petroleum Co., 7.50%, 06/15/2030 (a)	10,850,000	10,953,953
Cheniere Energy Partners LP, 3.25%, 01/31/2032	10,925,000	9,321,831
Civitas Resources, Inc., 8.63%, 11/01/2030 (a)	5,425,000	5,759,001
CQP Holdco LP / BIP-V Chinook Holdco LLC (a)
5.50%, 06/15/2031	9,275,000	8,802,062
7.50%, 12/15/2033	4,250,000	4,409,532
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/2029 (a)	8,400,000	8,199,660
Diamond Foreign Asset Co. / Diamond Finance LLC, 8.50%, 10/01/2030 (a)	5,350,000	5,475,441
Energy Transfer LP
4.00%, 10/01/2027	1,200,000	1,156,230
5.55%, 02/15/2028	450,000	459,326
3.75%, 05/15/2030	3,000,000	2,787,282
6.40%, 12/01/2030	2,000,000	2,140,678
5.75%, 02/15/2033	10,500,000	10,839,401
5.80%, 06/15/2038	3,000,000	3,020,064
6.13%, 12/15/2045	4,000,000	4,037,716
EnLink Midstream LLC, 5.63%, 01/15/2028 (a)	5,000,000	4,948,088
EQM Midstream Partners LP
5.50%, 07/15/2028	1,250,000	1,239,327
7.50%, 06/01/2030 (a)	50,000	53,808
4.75%, 01/15/2031 (a)	5,625,000	5,242,438
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 02/01/2028	2,750,000	2,762,419
8.25%, 01/15/2029	750,000	772,380
8.88%, 04/15/2030	4,900,000	5,072,010
Kinetik Holdings LP, 6.63%, 12/15/2028 (a)	3,725,000	3,797,399
MPLX LP
4.00%, 03/15/2028	3,000,000	2,894,790
4.80%, 02/15/2029	1,350,000	1,341,546
2.65%, 08/15/2030	2,225,000	1,921,274
4.95%, 09/01/2032	300,000	293,747
Range Resources Corp., 4.75%, 02/15/2030 (a)	7,075,000	6,547,877
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. (a)
6.00%, 12/31/2030	3,100,000	2,886,186
6.00%, 09/01/2031	2,275,000	2,107,481
Targa Resources Corp.
6.13%, 03/15/2033	3,500,000	3,687,131
6.50%, 03/30/2034	4,750,000	5,134,967
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	4,000,000	4,003,020
4.00%, 01/15/2032	14,952,000	13,670,837
Venture Global Calcasieu Pass LLC (a)
6.25%, 01/15/2030	275,000	273,875
4.13%, 08/15/2031	7,400,000	6,528,916
3.88%, 11/01/2033	6,560,000	5,567,132
Venture Global LNG, Inc. (a)
8.13%, 06/01/2028	6,075,000	6,140,653
9.50%, 02/01/2029	2,500,000	2,646,980
8.38%, 06/01/2031	6,575,000	6,581,492
9.88%, 02/01/2032	4,000,000	4,169,056
		189,149,521

Financials - 22.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/2027	1,000,000	980,019
Air Lease Corp.
3.13%, 12/01/2030	3,500,000	3,063,456
4.65% to 06/15/2026 then 5 yr. CMT Rate + 4.08%, Perpetual	2,750,000	2,475,813
Athene Holding Ltd.
6.15%, 04/03/2030	4,925,000	5,087,782
3.50%, 01/15/2031	1,000,000	881,483
Avolon Holdings Funding Ltd. (a)
3.95%, 07/01/2024	3,000,000	2,960,748
2.13%, 02/21/2026	6,450,000	5,980,725
3.25%, 02/15/2027	3,200,000	2,962,065
2.75%, 02/21/2028	6,500,000	5,781,226
Bank of America Corp.
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029	2,300,000	2,028,282
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031	7,500,000	6,467,612
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031	1,000,000	812,374
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	5,000,000	4,224,324
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032	1,450,000	1,224,890
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033	6,000,000	5,107,362
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	4,000,000	4,011,353
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034	11,000,000	11,521,245
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	6,750,000	5,349,759
6.13% to 04/27/2027 then 5 yr. CMT Rate + 3.23%, Perpetual	2,400,000	2,411,760
Citigroup, Inc.
4.45%, 09/29/2027	5,500,000	5,376,652
3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028	4,000,000	3,814,751
4.08% to 04/23/2028 then 3 mo. Term SOFR + 1.45%, 04/23/2029	3,000,000	2,889,919
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	12,000,000	11,398,000
2.67% to 01/29/2030 then SOFR + 1.15%, 01/29/2031	1,000,000	867,913
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	450,000	375,616
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032	4,500,000	3,711,669
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	14,250,000	14,751,050
Corebridge Financial, Inc., 3.85%, 04/05/2029	5,000,000	4,716,472
Extra Space Storage LP, 5.90%, 01/15/2031	7,000,000	7,310,731
Fiserv, Inc.
5.60%, 03/02/2033	7,500,000	7,834,500
5.63%, 08/21/2033	7,000,000	7,336,703
Global Payments, Inc.
4.45%, 06/01/2028	7,000,000	6,821,224
3.20%, 08/15/2029	6,345,000	5,756,011
5.95%, 08/15/2052	3,310,000	3,380,092
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	9,000,000	8,953,584
4.00%, 01/15/2031	5,925,000	5,342,652
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	8,000,000	7,032,912
3.80%, 03/15/2030	3,000,000	2,820,815
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	10,050,000	8,439,570
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	10,000,000	8,219,401
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	5,000,000	4,168,311
6.75%, 10/01/2037	10,000,000	11,017,079
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031 (a)	12,230,000	12,931,662
Host Hotels & Resorts LP
3.38%, 12/15/2029	10,800,000	9,706,498
3.50%, 09/15/2030	1,500,000	1,339,401
2.90%, 12/15/2031	7,750,000	6,507,102
HSBC Holdings PLC
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029	4,500,000	3,931,165
4.70% to 09/09/2031 then 5 yr. CMT Rate + 3.25%, Perpetual	3,000,000	2,450,834
Invitation Homes Operating Partnership LP, 2.70%, 01/15/2034	9,000,000	7,242,209
Iron Mountain, Inc. (a)
4.88%, 09/15/2029	4,175,000	3,958,624
5.25%, 07/15/2030	1,000,000	953,043
JPMorgan Chase & Co.
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028	2,300,000	2,164,935
4.01% to 04/23/2028 then 3 mo. Term SOFR + 1.38%, 04/23/2029	2,000,000	1,925,896
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029	6,000,000	5,322,921
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031	1,950,000	1,686,922
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032	550,000	465,472
2.96% to 01/25/2032 then SOFR + 1.26%, 01/25/2033	6,950,000	5,958,111
5.72% to 09/14/2032 then SOFR + 2.58%, 09/14/2033	11,950,000	12,371,378
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034	13,000,000	13,192,794
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	1,900,000	2,060,680
Morgan Stanley
3.59%, 07/22/2028	11,000,000	10,507,508
4.43% to 01/23/2029 then 3 mo. Term SOFR + 1.89%, 01/23/2030	8,000,000	7,797,615
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	11,500,000	9,786,486
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034	5,500,000	5,502,023
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	14,550,000	11,539,557
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037	550,000	535,472
Nasdaq, Inc., 5.55%, 02/15/2034	9,150,000	9,511,362
NFP Corp., 8.50%, 10/01/2031 (a)	2,150,000	2,331,729
Penske Truck Leasing Co. Lp / PTL Finance Corp. (a)
3.35%, 11/01/2029	3,675,000	3,293,821
6.20%, 06/15/2030	5,000,000	5,252,485
PNC Financial Services Group, Inc.
5.58% to 06/12/2028 then SOFR + 1.84%, 06/12/2029	2,500,000	2,555,064
4.63% to 06/06/2032 then SOFR + 1.85%, 06/06/2033	6,900,000	6,511,528
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	6,000,000	6,663,358
6.25% to 03/15/2030 then H157 Year CMT Rate + 2.81%, Perpetual	2,250,000	2,103,002
Principal Financial Group, Inc., 5.38%, 03/15/2033	4,750,000	4,863,084
State Street Corp., 5.16% to 05/18/2033 then SOFR + 1.89%, 05/18/2034	8,900,000	8,969,397
US Bancorp
4.65% to 02/01/2028 then SOFR + 1.23%, 02/01/2029	12,000,000	11,817,882
4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034	4,000,000	3,833,284
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	8,000,000	8,255,744
VICI Properties LP
4.75%, 02/15/2028	3,450,000	3,379,575
5.13%, 05/15/2032	3,000,000	2,927,771
VICI Properties LP / VICI Note Co., Inc. (a)
4.63%, 12/01/2029	10,300,000	9,715,573
4.13%, 08/15/2030	5,000,000	4,559,776
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028	5,985,000	5,712,617
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028	4,500,000	4,123,627
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030	4,000,000	3,558,645
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	7,000,000	6,823,194
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	12,050,000	12,109,370
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	6,150,000	6,264,577
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	8,000,000	8,707,726
		499,350,404

Health Care - 2.2%
Cigna Group, 5.40%, 03/15/2033	10,000,000	10,409,112
HCA, Inc.
3.63%, 03/15/2032	13,000,000	11,629,537
5.50%, 06/01/2033	5,000,000	5,080,619
Humana, Inc., 5.95%, 03/15/2034	7,500,000	8,030,647
Star Parent, Inc., 9.00%, 10/01/2030 (a)	6,525,000	6,884,547
UnitedHealth Group, Inc., 5.30%, 02/15/2030	7,000,000	7,329,164
		49,363,626

Industrials - 5.1%
Ferguson Finance PLC, 4.65%, 04/20/2032 (a)	7,000,000	6,768,507
Flowserve Corp.
3.50%, 10/01/2030	8,233,000	7,278,378
2.80%, 01/15/2032	8,819,000	7,291,700
Husky III Holding Ltd., 13.00% (13.75% PIK), 02/15/2025 (a)	13,800,000	13,774,027
Ingersoll Rand, Inc., 5.70%, 08/14/2033	7,000,000	7,409,348
nVent Finance Sarl
2.75%, 11/15/2031	3,600,000	2,950,573
5.65%, 05/15/2033	4,650,000	4,728,441
OT Merger Corp., 7.88%, 10/15/2029 (a)	15,902,000	9,542,383
Regal Rexnord Corp. (a)
6.05%, 04/15/2028	3,000,000	3,039,395
6.40%, 04/15/2033	17,375,000	18,123,581
SPX FLOW, Inc., 8.75%, 04/01/2030 (a)	11,350,000	11,363,053
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	5,000,000	4,915,185
TransDigm, Inc.
4.63%, 01/15/2029	675,000	634,163
4.88%, 05/01/2029	4,475,000	4,187,880
6.88%, 12/15/2030 (a)	3,675,000	3,787,657
Weir Group PLC, 2.20%, 05/13/2026 (a)	9,850,000	9,162,480
		114,956,751

Materials - 5.2%
Anglo American Capital PLC (a)
2.63%, 09/10/2030	11,450,000	9,749,727
2.88%, 03/17/2031	11,000,000	9,361,440
ARD Finance SA, 6.50% (7.25% PIK), 06/30/2027 (a)	1,968,194	921,676
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.25%, 08/15/2027 (a)	3,050,000	2,373,021
Celanese US Holdings LLC, 6.17%, 07/15/2027	8,000,000	8,207,358
Clydesdale Acquisition Holdings, Inc. (a)
6.63%, 04/15/2029	3,150,000	3,100,497
8.75%, 04/15/2030	2,150,000	2,007,190
Herens Holdco Sarl, 4.75%, 05/15/2028 (a)	6,900,000	5,668,567
LABL, Inc. (a)
6.75%, 07/15/2026	2,500,000	2,433,823
5.88%, 11/01/2028	7,475,000	6,786,553
9.50%, 11/01/2028	275,000	278,094
8.25%, 11/01/2029	1,975,000	1,667,641
Mauser Packaging Solutions Holding Co. (a)
7.88%, 08/15/2026	5,000,000	5,092,905
9.25%, 04/15/2027	12,700,000	12,479,526
Northern Star Resources Ltd., 6.13%, 04/11/2033 (a)	7,970,000	8,015,200
SNF Group SACA, 3.38%, 03/15/2030 (a)	5,000,000	4,301,211
South32 Treasury Ltd., 4.35%, 04/14/2032 (a)	12,500,000	11,276,372
Standard Industries, Inc./NJ (a)
4.38%, 07/15/2030	7,500,000	6,896,874
3.38%, 01/15/2031	6,673,000	5,750,528
TMS International Corp., 6.25%, 04/15/2029 (a)	9,126,000	7,541,316
Windsor Holdings III LLC, 8.50%, 06/15/2030 (a)	3,250,000	3,400,404
		117,309,923

Technology - 4.7%
Broadcom, Inc.
4.15%, 11/15/2030	5,589,000	5,341,501
3.47%, 04/15/2034 (a)	2,000,000	1,740,893
3.14%, 11/15/2035 (a)	5,700,000	4,682,614
3.19%, 11/15/2036 (a)	9,703,000	7,868,225
4.93%, 05/15/2037 (a)	10,653,000	10,316,233
Concentrix Corp., 6.85%, 08/02/2033	5,000,000	5,146,244
Entegris Escrow Corp., 4.75%, 04/15/2029 (a)	10,375,000	10,007,298
Marvell Technology, Inc.
5.75%, 02/15/2029	350,000	361,862
5.95%, 09/15/2033	6,000,000	6,367,044
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	3,600,000	3,828,135
NXP BV / NXP Funding LLC / NXP USA, Inc., 5.00%, 01/15/2033	10,000,000	10,022,068
Open Text Corp. (a)
6.90%, 12/01/2027	3,000,000	3,120,828
3.88%, 12/01/2029	2,500,000	2,244,635
Open Text Holdings, Inc., 4.13%, 12/01/2031 (a)	10,450,000	9,256,736
Oracle Corp.
2.30%, 03/25/2028	4,000,000	3,647,163
4.65%, 05/06/2030	3,000,000	2,989,911
6.25%, 11/09/2032	3,000,000	3,264,825
TD SYNNEX Corp., 2.65%, 08/09/2031	5,000,000	4,046,156
Teledyne Technologies, Inc.
2.25%, 04/01/2028	3,500,000	3,171,363
2.75%, 04/01/2031	8,500,000	7,400,055
		104,823,789

Utilities - 3.7%
Ameren Corp., 5.00%, 01/15/2029	9,900,000	9,951,466
American Electric Power Co., Inc., 5.20%, 01/15/2029	8,300,000	8,417,398
Florida Power & Light Co., 4.80%, 05/15/2033	7,000,000	7,084,380
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	4,000,000	3,703,412
KeySpan Gas East Corp., 5.99%, 03/06/2033 (a)	8,000,000	8,147,799
National Grid PLC, 5.81%, 06/12/2033	450,000	473,255
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	4,000,000	4,040,010
5.00%, 02/28/2030	5,000,000	5,057,647
NextEra Energy Operating Partners LP, 7.25%, 01/15/2029 (a)	9,625,000	10,082,495
Southern California Edison Co., 5.95%, 11/01/2032	8,000,000	8,599,126
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	5,100,000	5,358,008
Vistra Operations Co. LLC (a)
4.30%, 07/15/2029	10,000,000	9,371,073
7.75%, 10/15/2031	1,825,000	1,896,794
6.95%, 10/15/2033	1,900,000	2,001,880
		84,184,743
TOTAL CORPORATE BONDS (Cost $1,489,037,789)		1,473,118,570

BANK LOANS - 20.4% (b)	Par	Value
Communications - 0.3%
Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien, 9.14% (3 mo. Term SOFR + 3.50%), 08/21/2026	6,512,677	6,457,026

Consumer Discretionary - 5.2%
Allied Universal Holdco LLC, Senior Secured First Lien, 9.20% (1 mo. Term SOFR + 3.75%), 05/14/2028	9,775,000	9,749,683
Carnival Corp., Senior Secured First Lien, 8.32% (1 mo. Term SOFR + 3.00%), 08/09/2027	4,975,000	4,993,656
ClubCorp Holdings, Inc., Senior Secured First Lien, 10.65% (1 mo. Term SOFR + 5.00%), 09/18/2026	2,489,642	2,411,069
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 9.35% (1 mo. Term SOFR + 4.00%), 01/27/2029	7,897,165	7,910,749
Great Outdoors Group LLC, Senior Secured First Lien, 9.40% (1 mo. Term SOFR + 3.75%), 03/05/2028	3,153,048	3,156,990
LBM Acquisition LLC, Senior Secured First Lien, 9.20% (1 mo. Term SOFR + 3.75%), 12/20/2027	6,347,675	6,287,182
MajorDrive Holdings IV LLC, Senior Secured First Lien, 9.65% (1 mo. Term SOFR + 4.00%), 06/01/2028	7,061,885	7,053,058
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 9.46% (1 mo. Term SOFR + 4.00%), 05/04/2028	7,800,000	7,824,375
MIC Glen LLC, Senior Secured Second Lien, 12.20% (1 mo. Term SOFR + 6.75%), 10/15/2029	1,750,000	1,706,250
PetSmart LLC, Senior Secured First Lien, 9.20% (1 mo. Term SOFR + 3.75%), 02/12/2028	6,202,411	6,143,488
SRS Distribution, Inc., Senior Secured First Lien, 8.96% (1 mo. Term SOFR + 3.50%), 06/04/2028	31,573,275	31,665,468
Tacala Investment Corp., Senior Secured First Lien, 9.46% (1 mo. Term SOFR + 4.25%), 02/05/202	3,779,528	3,799,711
Tacala Investment Corp., Senior Secured Second Lien, 13.46% (1 mo. Term SOFR + 8.00%), 02/05/2028	1,500,000	1,500,473
Tamko Building Products LLC, Senior Secured First Lien, 8.90% (1 mo. Term SOFR + 3.50%), 09/20/2030	9,476,250	9,533,534
Wand NewCo 3, Inc., Senior Secured First Lien, 8.21% (1 mo. Term SOFR + 2.75%), 02/05/2026	15,448,147	15,512,874
		119,248,560

Consumer Staples - 1.3%
Sunshine Luxembourg VII Sarl, Senior Secured First Lien, 8.99% (3 mo. Term SOFR + 3.75%), 10/02/2026	29,081,287	29,270,897

Energy - 0.3%
Traverse Midstream Partners LLC, Senior Secured First Lien, 9.24% (1 mo. Term SOFR + 3.75%), 02/16/2028	6,640,081	6,659,437

Financials - 0.8%
Acrisure LLC, Senior Secured First Lien, 9.83% (1 mo. Term SOFR + 4.50%), 11/06/2030	500,000	501,875
Deerfield Dakota Holding LLC, Senior Secured First Lien, 9.14% (3 mo. Term SOFR + 3.75%), 04/09/2027	8,778,223	8,712,386
Delos Aircraft Leasing DAC, Senior Secured First Lien, 7.35% (1 mo. Term SOFR + 2.00%), 10/31/2027	5,000,000	5,026,250
GTCR W Merger Sub LLC, Senior Secured First Lien, 3.75% (1 mo. Term SOFR + 3.00%), 09/20/2030	3,750,000	3,771,094
		18,011,605

Health Care - 1.3%
Bausch + Lomb Corp., Senior Secured First Lien, 9.35% (1 mo. Term SOFR + 4.00%), 09/29/2028	6,982,500	6,991,228
Heartland Dental LLC, Senior Secured First Lien, 10.33% (1 mo. Term SOFR + 5.00%), 04/30/2028	3,187,108	3,186,120
Pathway Vet Alliance LLC, Senior Secured First Lien, 9.21% (1 mo. Term SOFR + 3.75%), 03/31/2027	8,761,906	7,747,452
Star Parent, Inc., Senior Secured First Lien, 9.35% (1 mo. Term SOFR + 4.00%), 09/30/2030	5,000,000	4,953,475
WCG Intermediate Corp., Senior Secured First Lien, 9.46% (1 mo. Term SOFR + 4.00%), 01/08/2027	5,863,636	5,883,807
		28,762,082

Industrials - 3.6%
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 9.35% (1 mo. Term SOFR + 4.00%), 08/24/2028	7,679,000	7,708,449
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 9.15% (1 mo. Term SOFR + 3.50%), 05/21/2028	3,739,375	3,723,595
Filtration Group Corp., Senior Secured First Lien, 9.71% (1 mo. Term SOFR + 4.25%), 10/24/2028	9,860,481	9,915,946
Madison IAQ LLC, Senior Secured First Lien, 8.72% (1 mo. Term SOFR + 3.25%), 06/21/2028	7,820,000	7,806,667
PECF USS Intermediate Holding III Corp., Senior Secured First Lien, 9.69% (1 mo. Term SOFR + 4.25%), 12/15/2028	4,725,888	3,712,516
Pro Mach Group, Inc., Senior Secured First Lien, 9.46% (1 mo. Term SOFR + 4.00%), 08/31/2028	4,411,257	4,429,652
Roper Industrial Products Investment Co., Senior Secured First Lien, 9.35% (1 mo. Term SOFR + 4.00%), 11/22/2029	3,225,666	3,236,762
SPX FLOW, Inc., Senior Secured First Lien, 9.95% (1 mo. Term SOFR + 4.50%), 04/05/2029	7,000,000	7,032,095
Standard Aero Ltd., Senior Secured First Lien, 9.35% (1 mo. Term SOFR + 4.00%), 08/24/2028	3,291,000	3,303,621
TK Elevator US Newco, Inc., Senior Secured First Lien, 9.38% (6 mo. Term SOFR + 3.50%), 07/31/2027	5,080,886	5,098,669
TransDigm, Inc., Senior Secured First Lien
8.64% (1 mo. Term SOFR + 3.25%), 02/22/2027	15,695,980	15,781,444
8.64% (1 mo. Term SOFR + 3.25%), 08/24/2028	9,462,381	9,517,310
		81,266,726

Materials - 2.6%
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 9.62% (1 mo. Term SOFR + 4.18%), 04/13/2029	5,939,698	5,973,109
LABL, Inc., Senior Secured First Lien, 10.45% (1 mo. Term SOFR + 5.00%), 10/29/2028	9,579,375	9,213,587
Pactiv Evergreen Group Holdings, Inc., Senior Secured First Lien, 8.71% (1 mo. Term SOFR + 3.25%), 02/05/2026	7,850,299	7,884,644
Pregis TopCo LLC, Senior Secured First Lien
9.10% (1 mo. Term SOFR + 4.00%), 08/03/2026	14,782,920	14,834,956
9.21% (1 mo. Term SOFR + 4.00%), 08/03/2026	3,421,250	3,431,240
Proampac PG Borrower LLC, Senior Secured First Lien, 9.88% (1 mo. Term SOFR + 4.50%), 09/15/2028	17,274,405	17,328,388
		58,665,924

Property & Casualty Insurance - 0.1%
Acrisure LLC, Senior Secured First Lien, 9.90% (1 mo. Term SOFR + 4.25%), 02/15/2027	2,540,768	2,551,884

Technology - 4.9%
Applied Systems, Inc., Senior Secured First Lien, 9.89% (3 mo. Term SOFR + 4.50%), 09/19/2026	23,561,233	23,697,770
CoreLogic, Inc., Senior Secured First Lien, 8.96% (1 mo. Term SOFR + 3.50%), 06/02/2028	6,772,856	6,609,190
Dun & Bradstreet Corp., Senior Secured First Lien, 8.19% (1 mo. Term SOFR + 2.75%), 02/09/2026	14,423,549	14,470,930
Epicor Software Corp., Senior Secured First Lien, 9.10% (1 mo. Term SOFR + 3.75%), 07/30/2027	18,000,000	18,180,000
Peraton Corp., Senior Secured First Lien, 9.20% (1 mo. Term SOFR + 3.75%), 02/01/2028	7,614,760	7,643,315
Polaris Newco LLC, Senior Secured First Lien, 9.46% (1 mo. Term SOFR + 4.00%), 06/05/2028	11,829,822	11,686,385
UKG, Inc., Senior Secured First Lien
9.22% (3 mo. Term SOFR + 3.75%), 05/03/2026	9,476,623	9,510,929
8.76% (3 mo. Term SOFR + 3.25%), 05/03/2026	8,756,312	8,791,250
10.02% (1 mo. Term SOFR + 4.50%), 05/04/2026	9,970,000	10,025,284
		110,615,053
TOTAL BANK LOANS (Cost $461,344,614)		461,509,194

COLLATERALIZED LOAN OBLIGATIONS - 5.8% (a)(c)	Par	Value
Aimco CDO
Series 2019-10A, Class BR, 7.27% (3 mo. Term SOFR + 1.86%), 07/22/2032	2,375,000	2,371,489
Series 2020-12A, Class DR, 8.30% (3 mo. Term SOFR + 2.90%), 01/17/2032	1,000,000	980,219
Boyce Park Clo Ltd., Series 2022-1A, Class D, 8.51% (3 mo. Term SOFR + 3.10%), 04/21/2035	2,500,000	2,418,360
CarVal CLO
Series 2018-1A, Class D, 8.55% (3 mo. Term SOFR + 3.15%), 07/16/2031	1,505,000	1,485,165
Series 2019-1A, Class DR, 8.88% (3 mo. Term SOFR + 3.46%), 04/20/2032	2,750,000	2,657,699
Series 2019-2A, Class DR, 8.63% (3 mo. Term SOFR + 3.21%), 07/20/2032	3,560,000	3,500,652
Cayuga Park CLO, Series 2020-1A, Class DR, 8.76% (3 mo. Term SOFR + 3.36%), 07/17/2034	1,750,000	1,699,792
CIFC Funding Ltd.
Series 2019-1A, Class DR, 8.78% (3 mo. Term SOFR + 3.36%), 04/20/2032	1,275,000	1,273,668
Series 2022-4A, Class B, 7.39% (3 mo. Term SOFR + 2.00%), 07/16/2035	7,500,000	7,518,102
Dryden Senior Loan Fund
Series 2018-55A, Class C, 7.56% (3 mo. Term SOFR + 2.16%), 04/15/2031	250,000	247,323
Series 2018-58A, Class B, 7.16% (3 mo. Term SOFR + 1.76%), 07/17/2031	1,500,000	1,495,399
Series 2018-58A, Class C, 7.46% (3 mo. Term SOFR + 2.06%), 07/17/2031	1,500,000	1,482,218
Series 2018-61A, Class BR, 7.06% (3 mo. Term SOFR + 1.66%), 01/17/2032	1,500,000	1,488,821
Series 2018-61A, Class CR, 7.41% (3 mo. Term SOFR + 2.01%), 01/17/2032	1,500,000	1,481,074
Series 2018-64A, Class B, 7.06% (3 mo. Term SOFR + 1.66%), 04/18/2031	2,600,000	2,590,730
Elmwood CLO, Series 2021-5A, Class D, 8.73% (3 mo. Term SOFR + 3.31%), 01/20/2035	2,000,000	1,986,325
Flatiron CLO Ltd.
Series 2019-1A, Class DR, 8.65% (3 mo. Term SOFR + 3.26%), 11/16/2034	1,000,000	982,624
Series 2021-2A, Class B, 7.26% (3 mo. Term SOFR + 1.86%), 10/15/2034	7,000,000	6,986,847
Madison Park Funding Ltd.
Series 2018-28A, Class B, 7.26% (3 mo. Term SOFR + 1.86%), 07/15/2030	2,000,000	2,002,621
Series 2018-28A, Class C, 7.51% (3 mo. Term SOFR + 2.11%), 07/15/2030	1,000,000	995,531
Series 2018-29A, Class B, 7.41% (3 mo. Term SOFR + 2.01%), 10/18/2030	2,650,000	2,655,071
Series 2019-35A, Class DR, 8.68% (3 mo. Term SOFR + 3.26%), 04/20/2032	2,000,000	1,987,737
Magnetite CLO Ltd.
Series 2014-8A, Class DR2, 8.56% (3 mo. Term SOFR + 3.16%), 04/15/2031	3,000,000	2,990,828
Series 2015-15A, Class DR, 8.39% (3 mo. Term SOFR + 3.01%), 07/25/2031	9,320,000	9,214,744
Series 2019-24A, Class DR, 8.44% (3 mo. Term SOFR + 3.05%), 04/15/2035	2,600,000	2,532,410
Series 2020-26A, Class BR, 7.24% (3 mo. Term SOFR + 1.86%), 07/25/2034	5,000,000	4,972,630
Series 2020-27A, Class DR, 8.53% (3 mo. Term SOFR + 3.11%), 10/20/2034	1,400,000	1,397,444
Series 2021-30A, Class B, 7.24% (3 mo. Term SOFR + 1.86%), 10/25/2034	6,550,000	6,520,551
Neuberger Berman CLO Ltd.
Series 2014-18A, Class CR2, 8.67% (3 mo. Term SOFR + 3.26%), 10/21/2030	3,000,000	2,918,638
Series 2017-26A, Class D, 8.31% (3 mo. Term SOFR + 2.91%), 10/18/2030	1,500,000	1,455,924
Series 2018-28A, Class B, 7.28% (3 mo. Term SOFR + 1.86%), 04/20/2030	2,500,000	2,498,556
Series 2019-35A, Class D, 9.36% (3 mo. Term SOFR + 3.96%), 01/19/2033	1,750,000	1,737,871
Series 2020-38A, Class BR, 7.33% (3 mo. Term SOFR + 1.91%), 10/20/2035	5,000,000	4,996,081
Series 2020-39A, Class D, 9.28% (3 mo. Term SOFR + 3.86%), 01/20/2032	2,000,000	1,972,377
Series 2021-42A, Class D, 8.46% (3 mo. Term SOFR + 3.06%), 07/16/2035	2,250,000	2,199,744
Oak Hill Credit Partners, Series 2015-12A, Class DR, 8.57% (3 mo. Term SOFR + 3.16%), 07/23/2030	1,500,000	1,482,767
OCP CLO Ltd.
Series 2019-16A, Class DR, 8.82% (3 mo. Term SOFR + 3.41%), 04/10/2033	1,000,000	966,794
Series 2020-18A, Class DR, 8.88% (3 mo. Term SOFR + 3.46%), 07/20/2032	1,000,000	970,361
OHA Credit Funding, Series 2018-1A, Class D, 8.73% (3 mo. Term SOFR + 3.31%), 10/20/2030	1,500,000	1,493,440
OHA Loan Funding Ltd., Series 2013-1A, Class DR2, 8.72% (3 mo. Term SOFR + 3.31%), 07/23/2031	2,000,000	1,982,258
Palmer Square CLO Ltd.
Series 2013-2A, Class CR3, 8.36% (3 mo. Term SOFR + 2.96%), 10/17/2031	1,255,000	1,239,241
Series 2014-1A, Class CR2, 8.31% (3 mo. Term SOFR + 2.91%), 01/17/2031	1,875,000	1,851,926
Rad CLO
Series 2020-9A, Class D, 9.66% (3 mo. Term SOFR + 4.26%), 01/15/2034	2,000,000	1,991,011
Series 2021-12A, Class B, 7.30% (3 mo. Term SOFR + 1.91%), 10/30/2034	4,000,000	3,985,267
RR Ltd./Cayman Islands, Series 2019-7A, Class C1B, 8.49% (3 mo. Term SOFR + 3.10%), 01/15/2037	2,000,000	1,956,843
Sandstone Peak Ltd., Series 2021-1A, Class B1, 7.46% (3 mo. Term SOFR + 2.06%), 10/15/2034	9,000,000	9,020,826
Symphony CLO Ltd., Series 2022-37A, Class DR, 10.26% (3 mo. Term SOFR + 4.90%), 01/20/2037	6,750,000	6,779,057
TICP CLO Ltd.
Series 2018-12A, Class DR, 8.96% (3 mo. Term SOFR + 3.56%), 07/15/2034	1,100,000	1,060,871
Series 2019-13A, Class DR, 8.81% (3 mo. Term SOFR + 3.41%), 04/15/2034	1,000,000	983,849
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $130,818,324)		131,459,776

U.S. TREASURY OBLIGATIONS - 1.6%	Par	Value
United States Treasury Note/Bond
4.38%, 12/15/2026	12,500,000	12,624,024
4.38%, 11/30/2028	12,500,000	12,792,968
0.63%, 05/15/2030	12,500,000	10,217,774
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,565,484)		35,634,766

ASSET-BACKED SECURITIES - 0.5%	Par	Value
American Airlines Group, Inc.
Series 2016-1, 4.10%, 01/15/2028	1,000,279	918,345
Series A, 3.50%, 02/15/2032	1,579,777	1,332,937
Series A, 2.88%, 07/11/2034	3,570,680	2,968,127
Series AA, 3.15%, 02/15/2032	2,389,919	2,099,286
British Airways PLC, Series 2019-1, 3.30%, 12/15/2032 (a)	2,300,766	2,021,046
United Airlines, Inc.
Series 2023-1, 5.80%, 01/15/2036	800,000	810,784
Series 2019-1, 4.15%, 08/25/2031	2,180,874	2,025,759
TOTAL ASSET-BACKED SECURITIES (Cost $13,213,023)		12,176,284

COMMON STOCKS - 0.0%(d)	Shares	Value
TNT DUMMY EQUITY(e)	4,054	6,841
TOTAL COMMON STOCKS (Cost $1,516,777)		6,841

TOTAL INVESTMENTS - 93.5% (Cost $2,131,496,011)		$2,113,905,431
Other Assets in Excess of Liabilities - 6.5%		146,284,083
TOTAL NET ASSETS - 100.0%		$2,260,189,514

Percentages are stated as a percent of net assets.

PIK - Payment In Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2023.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2023.

(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.